Business Acquisition - Additional Information (Detail) - USD ($) $ in Thousands	Jul. 03, 2017	Jul. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Other long-term liabilities			$ 22,329	$ 16,910
Shannon Systems
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired		100.00%
Business acquisition shares issued, shares		1,560,000
Business acquisition shares issued, value		$ 7,640
Business acquisition, cash paid to acquire interest		$ 37,925
Business acquisition costs					$ 359
Shannon Systems | Other Noncurrent Liabilities
Business Acquisition [Line Items]
Other long-term liabilities			5,735
Bigtera
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired	100.00%
Business acquisition, cash paid to acquire interest	$ 4,664
Business acquisition costs			171
Bigtera | Other Noncurrent Liabilities
Business Acquisition [Line Items]
Other long-term liabilities			$ 1,721